Intangible Assets, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 1,448	$ 1,538	$ 13,028